Reorganization Items - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	5 Months Ended
	Feb. 10, 2016	Jun. 30, 2016
Reorganization Items [Line Items]
Cash payment for reorganization items		$ 15.4
Predecessor
Reorganization Items [Line Items]
Cash payment for reorganization items	$ 7.3